Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.

Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[4]	Value of Initial Fixed $100 Investment Based On:		Net Loss[7]	Company- Selected Measure[8]
					Total Shareholder Return (“TSR”)[5]	Peer Group TSR[6]
2024	$1,406,038	$(225,066)	$1,167,747	$(800,701)	$548	$80.6	$(118,935,517)
2023	$1,198,215	$17,019,715	$1,061,251	$18,652,222	$611	$79.8	$(36,007,260)
2022	$4,477,381	$2,129,527	$5,099,113	$3,999,495	$106	$74.1	$(49,973,249)

(1)	The dollar amounts reported are the amounts of total compensation reported in our Summary Compensation Table.
(2)
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below for the most recent fiscal year. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2024
Summary Compensation Table Total	$1,406,038
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	—
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	—
Plus, fair value as of vesting date of equity awards granted and vested in the year	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(570,103)
Plus (less), change in fair value from prior fiscal year end to vesting date of equity awards granted in prior years that vested in the year	(1,003,138)
Less, prior year-end fair value for any equity awards forfeited in the year	—
Less, change in accumulated benefits under defined benefit and actuarial pension plans reported in Summary Compensation Table	(109,913)
Plus, aggregate defined benefit and actuarial pension plan service cost and prior service cost	52,050
Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—
Compensation Actually Paid to PEO	$(225,066)

(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are Dr. Reich and Mr. Bodenstedt.

(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, these amounts reflect “Total” as set forth in the Summary Compensation Table for each year, adjusted as shown below for the most recent fiscal year. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	2024
Average Summary Compensation Table Total	$1,167,747
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	—
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	—
Plus, average fair value as of vesting date of equity awards granted and vested in the year	—
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(712,629)
Plus (less), average change in fair value from prior fiscal year end to vesting date of equity awards granted in prior years that vested in the year	(1,253,923)
Less, prior year-end fair value for any equity awards forfeited in the year	—
Less, change in accumulated benefits under defined benefit and actuarial pension plans reported in Summary Compensation Table	(22,343)

Average Compensation Actually Paid to Non-PEO NEOs	2024
Plus, aggregate defined benefit and actuarial pension plan service cost and prior service cost	20,447
Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—
Average Compensation Actually Paid to Non-PEO NEOs	$(800,701)

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2021. No dividends were paid during the periods presented.

(6)	The peer group used for this purpose is the Nasdaq Biotechnology Index.
(7)	The dollar amounts reported represent the amount of net loss attributable to controlling interest shareholders, reflected in the Company’s audited financial statements for the applicable year.
(8)
The Company does not use any financial performance measures to link executive compensation actually paid to Company performance. Consequently, no “Company Selected Measure” is included in the table above.

Company Selected Measure Name	does not use any financial performance measures
Named Executive Officers, Footnote
(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are Dr. Reich and Mr. Bodenstedt.

Peer Group Issuers, Footnote
(6)	The peer group used for this purpose is the Nasdaq Biotechnology Index.

PEO Total Compensation Amount	$ 1,406,038	$ 1,198,215	$ 4,477,381
PEO Actually Paid Compensation Amount	$ (225,066)	17,019,715	2,129,527
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below for the most recent fiscal year. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2024
Summary Compensation Table Total	$1,406,038
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	—
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	—
Plus, fair value as of vesting date of equity awards granted and vested in the year	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(570,103)
Plus (less), change in fair value from prior fiscal year end to vesting date of equity awards granted in prior years that vested in the year	(1,003,138)
Less, prior year-end fair value for any equity awards forfeited in the year	—
Less, change in accumulated benefits under defined benefit and actuarial pension plans reported in Summary Compensation Table	(109,913)
Plus, aggregate defined benefit and actuarial pension plan service cost and prior service cost	52,050
Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—
Compensation Actually Paid to PEO	$(225,066)

Non-PEO NEO Average Total Compensation Amount	$ 1,167,747	1,061,251	5,099,113
Non-PEO NEO Average Compensation Actually Paid Amount	$ (800,701)	18,652,222	3,999,495
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, these amounts reflect “Total” as set forth in the Summary Compensation Table for each year, adjusted as shown below for the most recent fiscal year. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	2024
Average Summary Compensation Table Total	$1,167,747
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	—
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	—
Plus, average fair value as of vesting date of equity awards granted and vested in the year	—
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(712,629)
Plus (less), average change in fair value from prior fiscal year end to vesting date of equity awards granted in prior years that vested in the year	(1,253,923)
Less, prior year-end fair value for any equity awards forfeited in the year	—
Less, change in accumulated benefits under defined benefit and actuarial pension plans reported in Summary Compensation Table	(22,343)

Average Compensation Actually Paid to Non-PEO NEOs	2024
Plus, aggregate defined benefit and actuarial pension plan service cost and prior service cost	20,447
Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—
Average Compensation Actually Paid to Non-PEO NEOs	$(800,701)

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid, Cumulative TSR, and Peer Group TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss)
Total Shareholder Return Vs Peer Group	Compensation Actually Paid, Cumulative TSR, and Peer Group TSR
Tabular List, Table
Financial Performance Measures
As described in greater detail in the Compensation Discussion and Analysis section, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for our short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The Company does not currently use any financial performance measures to link executive compensation actually paid to our performance. However, the most important performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•	Delivering the SLK global programs in Hidradenitis Suppurativa and Psoriatic Arthritis including study initiation and enrolment as per plans;
•	Securing financial stability by raising capital and managing cash burn; and
•	Building the Company and its profile with key stakeholders including execution against hiring plans.

Total Shareholder Return Amount	$ 548	611	106
Peer Group Total Shareholder Return Amount	80.6	79.8	74.1
Net Income (Loss)	$ (118,935,517)	$ (36,007,260)	$ (49,973,249)
Measure:: 1
Pay vs Performance Disclosure
Name	Delivering the SLK global programs in Hidradenitis Suppurativa and Psoriatic Arthritis including study initiation and enrolment as per plans
Measure:: 2
Pay vs Performance Disclosure
Name	Securing financial stability by raising capital and managing cash burn
Measure:: 3
Pay vs Performance Disclosure
Name	Building the Company and its profile with key stakeholders including execution against hiring plans
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (109,913)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,050
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(570,103)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,003,138)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,343)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,447
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(712,629)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,253,923)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0